Sep. 25, 2026
VALUE LINE MID CAP FOCUSED FUND, INC.
Investment objective
The Fund’s sole investment objective is long-term growth of capital.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.19%	0.20%
Total Annual Fund Operating Expenses	1.09%	0.85%

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$111	$347	$601	$1,329
Institutional Class	$87	$271	$471	$1,049

	1 year	3 years	5 years	10 years
Investor Class	$111	$347	$601	$1,329
Institutional Class	$87	$271	$471	$1,049

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests substantially all of the Fund’s net assets in common stocks. Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in common stocks and other equity securities of mid-sized companies (the “80% Policy”). The 80% Policy can be changed without shareholder approval upon at least 60 days’ prior written notice. The Fund considers companies to be mid-sized if they have market capitalizations between $10 billion and $90 billion at the time of purchase. Under normal circumstances, the Fund’s portfolio will generally consist of positions in 25 to 50 companies. The Fund is actively managed by the Adviser, which seeks to purchase mid-cap growth companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies that have smaller or larger capitalizations than mid-sized companies.
The investment strategy combines a fundamental stock selection discipline with proprietary quantitative portfolio construction techniques designed to identify securities with favorable characteristics, including earnings quality, valuation, momentum, financial strength and diversification benefits. The Fund invests primarily in companies that the Adviser believes demonstrate attractive risk-adjusted-return potential, which are selected utilizing the Adviser’s proprietary disciplined quantitative optimization process. The Fund’s optimization framework evaluates expected return, volatility, and correlation among holdings to construct a diversified portfolio intended to improve overall portfolio efficiency and potential return while attempting to manage downside risk.
During the investment selection process, the Adviser utilizes the rankings of companies by the Value Line Timeliness™ Ranking System (the “Ranking System”) to assist in selecting securities for purchase. The Ranking System is a proprietary quantitative system that compares an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest).
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion in managing the Fund, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio. The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P MidCap 400® Index) and a broad-based secondary index (the S&P 500® Index). The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q1 2019	+17.58%
Worst Quarter:	Q1 2020	–16.75%

Average Annual Total Returns for Periods Ended December 31, 2025
After-tax returns included in the table below are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table below. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	1 year	5 years	10 years	Since Inception 8/14/2017(1)
Investor Class
Return before taxes	0.80%	7.51%	12.49%
Return after taxes on distributions	0.29%	6.61%	11.55%
Return after taxes on distributions and sale of Fund shares	0.83%	5.78%	10.22%
Institutional Class
Return before taxes	1.02%	7.77%		12.38%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%	10.72%	9.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	14.98%

(1)
Institutional Class inception date.